EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.05%
86,384	Anglo American PLC	$ 2,593,265
40,000	Koninklijke DSM NV	4,551,605
16,614	Linde PLC	4,478,968
39,300	Shin-Etsu Chemical Co Ltd	3,889,003
44,904	Symrise AG	4,378,680
		19,891,521
Communications — 9.28%
1,400,000	Ascential PLC(a)	3,183,481
400,000	CyberAgent Inc(b)	3,368,044
52,412	Delivery Hero SE(a)(c)	1,914,455
8,531	MercadoLibre Inc(a)	7,061,791
25,000	Nice Ltd Sponsored ADR(a)	4,706,000
22,974	Sea Ltd ADR(a)	1,287,693
150,000	Shopify Inc Class A(a)	4,041,000
70,600	Tencent Holdings Ltd	2,384,608
220,000	Viaplay Group AB(a)	4,273,841
44,980	Wolters Kluwer NV	4,379,848
		36,600,761
Consumer, Cyclical — 8.86%
23,287	adidas AG	2,677,092
125,000	CTS Eventim AG & Co KGaA(a)	5,142,717
33,110	Ferguson PLC	3,433,729
17,317	LVMH Moet Hennessy Louis Vuitton SE	10,209,628
350,000	RS Group PLC	3,734,265
16,300	Shimano Inc	2,550,381
92,100	Sony Group Corp	5,932,573
64,519	Zalando SE(a)(c)	1,260,242
		34,940,627
Consumer, Non-Cyclical — 35.66%
5,918	Adyen NV(a)(c)	7,380,677
65,000	Alcon Inc	3,775,553
268,931	Allfunds Group PLC	1,965,379
90,000	Amadeus IT Group SA(a)	4,172,622
7,472	Argenx SE(a)(b)	2,659,099
300,000	Asahi Intecc Co Ltd	4,784,495
59,025	AstraZeneca PLC	6,487,906
400,000	Clarivate PLC(a)	3,756,000
32,000	Cochlear Ltd	3,974,976
32,966	Coloplast A/S Class B(b)	3,350,148
30,000	CSL Ltd	5,456,032
194,746	Diageo PLC	8,196,430
250,000	Evotec SE(a)	4,346,440
110,000	Experian PLC	3,218,761
27,246	Genmab A/S(a)	8,765,139
55,696	IDP Education Ltd(b)	935,611
67,494	Intertek Group PLC	2,768,457
137,600	Kyowa Kirin Co Ltd	3,163,728
8,187	Lonza Group AG	3,986,179
21,508	L'Oreal SA	6,876,986
141,505	Nestle SA	15,304,802
102,750	Novo Nordisk A/S Class B	10,235,730
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
350,290	Oxford Nanopore Technologies PLC(a)	$ 986,142
282,546	RELX PLC	6,901,057
40,846	Roche Holding AG	13,296,712
23,918	Straumann Holding AG(b)	2,187,544
31,000	Sysmex Corp	1,656,524
		140,589,129
Energy — 0.68%
131,889	Woodside Energy Group Ltd	2,694,701
Financial — 11.79%
905,000	AIA Group Ltd	7,534,946
213,500	DBS Group Holdings Ltd	4,938,974
55,131	Deutsche Boerse AG	9,037,411
360,000	FinecoBank Banca Fineco SpA	4,446,162
55,902	HDFC Bank Ltd ADR	3,265,795
127,700	Hong Kong Exchanges & Clearing Ltd	4,365,094
430,000	Intermediate Capital Group PLC	4,637,664
51,376	London Stock Exchange Group PLC	4,337,490
40,000	Macquarie Group Ltd	3,902,421
		46,465,957
Industrial — 12.82%
154,663	Assa Abloy AB Class B	2,897,775
443,202	Atlas Copco AB Class A	4,119,278
50,000	Cellnex Telecom SA(c)	1,542,324
30,300	Daikin Industries Ltd	4,662,233
30,000	DSV A/S	3,514,425
59,200	Hoya Corp	5,704,430
18,100	Keyence Corp	5,983,146
35,000	MTU Aero Engines AG	5,230,891
31,805	Safran SA	2,893,918
50,555	Schneider Electric SE	5,710,205
25,000	Sika AG	5,024,794
8,000	SMC Corp	3,255,763
		50,539,182
Technology — 11.32%
36,095	ASML Holding NV	14,953,346
100,000	AVEVA Group PLC(b)	3,449,112
26,237	Capgemini SE	4,200,542
40,000	CyberArk Software Ltd(a)	5,997,600
167,903	Keywords Studios PLC	4,279,414
90,000	SimCorp A/S(b)	5,065,366
44,112	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,024,319
14,900	Tokyo Electron Ltd	3,671,284
		44,640,983
TOTAL COMMON STOCK — 95.46% (Cost $434,694,880)		$376,362,861

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Industrial — 0.51%
5,898	Sartorius AG	$ 2,040,136
TOTAL PREFERRED STOCK — 0.51% (Cost $2,222,418)		$2,040,136
GOVERNMENT MONEY MARKET MUTUAL FUNDS
667,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 2.57%(e)	667,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.17% (Cost $667,000)		$667,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.62%
$2,609,663	Undivided interest of 2.21% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,609,663 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(d)	2,609,663
2,609,663	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,609,663 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(d)	2,609,663
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,609,663	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,609,663 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(d)	$ 2,609,663
2,493,532	Undivided interest of 2.63% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,493,532 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(d)	2,493,532
TOTAL SHORT TERM INVESTMENTS — 2.62% (Cost $10,322,521)		$10,322,521
TOTAL INVESTMENTS — 98.76% (Cost $447,906,819)		$389,392,518
OTHER ASSETS & LIABILITIES, NET — 1.24%		$4,870,398
TOTAL NET ASSETS — 100.00%		$394,262,916

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2022.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Summary of Investments by Country as of September 30, 2022.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$60,909,346	15.64%
Japan	48,621,604	12.49
Switzerland	43,575,584	11.19
Germany	36,028,064	9.25
Netherlands	33,924,575	8.71
Denmark	30,930,808	7.94
France	29,891,279	7.68
Australia	16,963,741	4.36
Hong Kong	11,900,040	3.06
Sweden	11,290,893	2.90
United States	10,989,521	2.82
Israel	10,703,600	2.75
Ireland	7,498,175	1.92
Uruguay	7,061,791	1.81
Singapore	6,226,667	1.60
Spain	5,714,946	1.47
Italy	4,446,162	1.14
Canada	4,041,000	1.04
India	3,265,795	0.84
Taiwan	3,024,319	0.78
China	2,384,608	0.61
Total	$389,392,518	100.00%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$4,478,968	$15,412,553	$—	$19,891,521
Communications	17,096,484	19,504,277	—	36,600,761
Consumer, Cyclical	—	34,940,627	—	34,940,627
Consumer, Non-cyclical	7,531,553	133,057,576	—	140,589,129
Energy	—	2,694,701	—	2,694,701
Financial	3,265,795	43,200,162	—	46,465,957
Industrial	—	50,539,182	—	50,539,182
Technology	9,021,919	35,619,064	—	44,640,983
	41,394,719	334,968,142	—	376,362,861
Preferred Stock	—	2,040,136	—	2,040,136
Government Money Market Mutual Funds	667,000	—	—	667,000
Short Term Investments	—	10,322,521	—	10,322,521
Total Assets	$42,061,719	$347,330,799	$—	$389,392,518

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022